Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended		10 Months Ended	12 Months Ended
	Apr. 24, 2019	Apr. 24, 2019	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020
Summary of Significant Accounting Policies (Textual)
Gains from the marketable securities			$ 3,912,500	$ (81,839)	$ 501,522
Available-for-sale securities sales proceeds				999,110	637,582
Recognized a gain on sale of securities				538,425	501,522
Unrealized gain on the investments in derivatives amounted				87,599
Unrealized loss on the investments in derivatives amounted			827,501		974,444
Trading securities and available-for-sale securities, sales proceeds			15,738,517
Trading securities and available-for-sale securities, received			310,550
Trading securities and available-for-sale securities, recognized gain			3,917,046
Trading securities and available-for-sale securities, recognized loss			4,546
Group disposed of warrants with proceeds			4,957
Amortization expenses				59,834	59,833
Convertible debts with carrying amount	$ 13,500,000	$ 13,500,000
Gain on extinguishment on convertible debts	1,200,000	1,200,000		1,198,490
Intrinsic value	1,300,000	1,300,000		$ 1,300,000
Group repurchased its convertible debts	$ 13,600,000	$ 13,600,000
Operating losses are available to be carried forward				5 years
Measure the tax benefit				50.00%
Subsequent Event [Member]
Summary of Significant Accounting Policies (Textual)
Operating lease right-of-use assets						$ 959,641
Operating lease liabilities						$ 982,288
Computer software [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
useful life intangible assets				17 years
Computer software [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
useful life intangible assets				20 years